Document And Entity Information	3 Months Ended
Nov. 30, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	ARTELO BIOSCIENCES, INC.
Entity Central Index Key	0001621221
Document Type	POS AM
Document Period End Date	Nov. 30, 2019
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No.1 to the Registration Statement is being filed to (i) include an updated prospectus relating to the offering and sale of 1,595,980 shares of the Company’s common stock issuable upon exercise of the Public Warrants and the Underwriter’s Warrants and (ii) update and supplement, among other things, the information contained in the Registration Statement to incorporate by reference the information contained in the Company’s Annual Report on Form 10-K for the fiscal year ended August 31, 2019, that was filed with the SEC on November 25, 2019, as amended (the “Annual Report”) and the Company’s Quarterly Report on Form 10-Q for the quarter ended November 30, 2019 that was filed with the SEC on January 14, 2020 (the “Quarterly Report”). The Annual Report and the Quarterly Report are incorporated by reference herein and are listed in “Part I – Incorporation of Certain Information by Reference.”